Related Parties Payable (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Borrowing of funds	$ 154,137	$ 1,150,129
Yan, Keyan [Member]
Disclosure of transactions between related parties [line items]
Borrowing of funds	154,137	1,125,912
Chen, Bizhen [Member]
Disclosure of transactions between related parties [line items]
Borrowing of funds		$ 24,416